Financial Instruments and Financial Risk Management (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 21, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Financial Risk Management (Textual)
Amounts of the liabilities		$ 15,060	$ 2,658
Annual borrowing rate		13.70%
Series A Warrants [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature	The Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 77.17%, risk-free interest of 2.77%, expected term of 6 years. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 15(e).
Series B Warrants [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature	The Company used the binomial share price model for a period of 120 days, using the following principal assumptions: expected volatility between 89.17% - 104.11%, risk-free interest between 2.18% - 2.12%, expected term between 0.22 - 0.33 years. For details, see Note 15(e).
Level 1 of fair value hierarchy [member]
Financial Instruments and Financial Risk Management (Textual)
Amounts of the liabilities		$ 729
Anti-Dilution Feature [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature			The Company used the binomial share price model for a period of 24 months, using the following principal assumptions: expected volatility between 69.88 - 70.78%, risk-free interest between 0.37% - 0.47%, expected term between 1.9 - 2 years and 100% probability of capital raise until June 2020. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 15(c).	The Company used the binomial share price model for a period of 12 months, using the following principal assumptions: expected volatility between 52.53% - 69.82%, risk-free interest between 0.01% - 0.11%, expected term between 0.11 - 0.45 years and a 75% probability of capital raise during February - April 2017 and between 10% - 100% probability of capital raise during April - June 2018. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 14(c).
Convertible debentures [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature		The Company used the binomial share price model for a period of 18 months, using the following principal assumptions: expected volatility between 98.05 - 98.84%, risk-free interest between 1.95% - 2.42%, expected term of 1.5 years. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration.
Derivative financial instruments [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature		The Company used the binomial share price model for a periods of 1.5 and 5 years, using the following principal assumptions: expected volatility between 83.32% - 85.42%, risk-free interest between 1.58% - 2.38%, expected term of 1.5, and 5 years. The Company also used the Black-Scholes model, using the following principal assumptions: expected volatility of 84.40%, risk-free interest of 1.76%, expected term of 5.5 years. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration.
Contingent consideration [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature		The Company used the Monte Carlo method for a period of 6 months, using the following principal assumptions: expected volatility 51.9%, risk-free interest 1.88%.